SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [  ]: Amendment Number:
This Amendment  (Check only one.); [  ]  is a restatement
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Northern Capital Management
Address: 8018 Excelsior Drive, Suite 300
         Madison, WI 53717

Form 13F File Number: 28-1245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen L. Hawk
Title: Chairman and Chief Executive Officer
Phone: (608) 831-8018

Signature, Place, and Date of Signing:

       Stephen L. Hawk       Madison, WI        Jan. 3, 2000
         [Signature]        [City, State]          [Date]


Report Type  (Check only one.):

[ X ]    13F HOLDINGS REPORT.

[   ]    13F NOTICE.

[   ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:         NONE

Form 13F Information Table Entry Total:    103

Form 13F Information Table Value Total:    $1,076,353

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FORM 13F INFORMATION TABLE

                                              VALUE    SHARES     INVESTMENT        - - -VOTING AUTHORITY - - -
NAME OF ISSUER       TITLE OF CLASS CUSIP     (x$1000) PRN AMT    DISCRETION MNGR   SOLE      SHARED   NONE
-------------------- -------------- --------- -------- ---------- ---------- ------ --------- -------- --------

Abbott Lab.          Common         002824100   19,236    529,726 SOLE                493,878            35,848
Alltel Corp.         Common         020039103      289      3,496 SOLE                  3,496
Ambac Fin. Grp.      Common         023139108    2,937     56,270 SOLE                 55,650               620
Amer. Home Prod.     Common         026609107    1,113     28,360 SOLE                 27,820               540
Amer. Int'l Grp.     Common         026874107   11,367    105,130 SOLE                 95,981             9,149
Amgen, Inc.          Common         031162100    3,297     54,890 SOLE                 53,750             1,140
Anchor BanCorp.      Common         032839102      303     20,000 SOLE                 20,000
Anheuser Busch Co.   Common         035229103    1,148     16,200 SOLE                 15,800               400
Applied Materials    Common         038222105   14,581    115,094 SOLE                107,119             7,975
AT&T Corp.           Common         001957109   16,725    329,149 SOLE                312,988            16,161
AT&T Liberty Media   Class A Common 001957208   25,401    447,105 SOLE                420,147            26,958
Automatic Data ProcesCommon         053015103      613     11,386 SOLE                 11,186               200
Avery Dennison       Common         053611109    1,201     16,482 SOLE                 16,050               432
Banc One Corp.       Common         059438101      678     21,188 SOLE                 21,188
Baxter Intl.         Common         071813109   16,147    257,059 SOLE                238,409            18,650
Boeing Co.           Common         097023105      407      9,830 SOLE                  9,830
Borders Group        Common         099709107      488     30,000 SOLE                 30,000
Bristol Myers Squib  Common         110122108   34,422    536,269 SOLE                499,297            36,972
C V S Corp.          Common         126650100   20,685    518,757 SOLE                484,541            34,216
Cendant Corp.        Common         151313103   23,268    875,963 SOLE                822,090            53,873
Century Telephone    Common         156686107   16,587    350,123 SOLE                322,183            27,940
Chase Manhattan      Common         16161A108   13,142    169,163 SOLE                155,763            13,400
Cisco Systems        Common         17275R102   23,676    221,014 SOLE                199,164            21,850
Citigroup Inc.       Common         172967101   28,823    517,584 SOLE                477,700            39,884
Coca Cola Co.        Common         191216100      420      7,218 SOLE                  7,020               198
Colgate Palmolive    Common         194162103   17,196    264,560 SOLE                245,475            19,085
Computer Assoc.      Common         204912109      950     13,587 SOLE                 13,387               200
Computer Sciences    Common         205363104      575      6,075 SOLE                  5,925               150
Compuware Corp.      Common         205638109      903     24,250 SOLE                 24,250
Corning, Inc.        Common         219350105      875      6,790 SOLE                  6,790
Costco Companies     Common         22160Q102    9,844    107,875 SOLE                100,425             7,450
D S T Systems        Common         233326107    1,267     16,600 SOLE                 16,300               300
Dayton Hudson Corp.  Common         239753106   39,813    542,131 SOLE                503,549            38,582
Dell Computers       Common         247025109   32,702    641,215 SOLE                596,490            44,725
Dial Corp.           Common         25247D101    1,735     71,375 SOLE                 70,225             1,150
DuPont E I DeNemours Common         263534109      502      7,623 SOLE                  7,525                98
Electronic Data SysteCommon         285661104      722     10,790 SOLE                 10,690               100
EMC Corp.            Common         268648102   15,652    143,264 SOLE                133,150            10,114
Enron Corp.          Common         293561106      872     19,650 SOLE                 19,050               600
Exxon Mobil          Common         30231G102      218      2,708 SOLE                  2,708
Fannie Mae           Common         313586109   13,166    210,863 SOLE                195,195            15,668
First Data Corp.     Common         319963104   30,650    621,549 SOLE                580,827            40,722
Fiserv, Inc.         Common         337738108      964     25,160 SOLE                 24,935               225
General Electric     Common         369604103   41,585    268,722 SOLE                249,706            19,016
Gillette Co.         Common         375766102      627     15,220 SOLE                 14,822               398
GTE Corp.            Common         362320103      208      2,942 SOLE                                    2,942
Halliburton Co.      Common         406216101      439     10,900 SOLE                                   10,900
Heinz, H.J. Co.      Common         423074103      407     10,225 SOLE                  9,950               275
Home Depot Inc.      Common         437076102   14,023    204,536 SOLE                190,283            14,253
Honeywell Intl.      Common         438506107   14,476    250,946 SOLE                231,896            19,050
Household Intl.      Common         441815107      414     11,104 SOLE                 10,754               350
Inacom Corp.         Common         45323G109      219     30,000 SOLE                 30,000
Intel Corp           Common         458140100   29,384    356,982 SOLE                332,646            24,336
Intl. Business Mach. Common         459200101    1,181     10,936 SOLE                 10,736               200
Intl. Game Tech.     Common         459902102      712     35,041 SOLE                 34,775               266
Johnson & Johnson    Common         478160104      828      8,875 SOLE                  8,875
Kimberly Clark       Common         494368103   13,923    213,375 SOLE                197,925            15,450
Kroger Co.           Common         501044101   15,881    841,391 SOLE                778,559            62,832
Lauder, Estee Co.    Class A        518439104      676     13,400 SOLE                 13,250               150
Lilly Eli & Co.      Common         532457108   31,021    466,483 SOLE                433,551            32,932
Lucent Technologies  Common         549463107   18,794    251,216 SOLE                231,868            19,348
M G I C Investment   Common         552848103      807     13,409 SOLE                 13,309               100
Marshall & Ilsley    Common         571834100      562      8,950 SOLE                  8,950
Masco Corp.          Common         574599106    1,797     70,800 SOLE                 70,800
MBNA Corporation     Common         55262L100   20,293    744,704 SOLE                692,354            52,350
Mc Donalds Corp.     Common         580135101    1,290     32,000 SOLE                 31,450               550
MCI Worldcom, Inc.   Common         552673105   16,936    319,163 SOLE                298,709            20,454
Media One Group      Common         58440J104   19,039    247,859 SOLE                230,609            17,250
Medtronic, Inc.      Common         585055106      636     17,450 SOLE                 17,450
Merck & Co. Inc.     Common         589331107   21,295    317,533 SOLE                296,783            20,750
Microsoft Corp.      Common         594918104   55,572    475,992 SOLE                441,417            34,575
Monsanto Co.         Common         611662107      715     20,075 SOLE                 19,975               100
Nabisco Hldgs. Corp  Class A        629526104      652     20,690 SOLE                 20,690
Nabisco Group Hldg   Common         62952P102      262     24,700 SOLE                 24,700
Nortel Networks      Common         665815106   25,258    250,084 SOLE                242,862             7,222
Oracle Corp.         Common         68389X105   26,205    233,839 SOLE                216,389            17,450
Pepsico, Inc.        Common         713448108   20,917    593,389 SOLE                552,571            40,818
Pfizer, Inc.         Common         717081103   29,570    911,592 SOLE                850,296            61,296
Phillips Petroleum   Common         718507106   15,677    333,559 SOLE                309,409            24,150
Proctor & Gamble Co. Common         742718109   14,462    131,999 SOLE                122,867             9,132
Ralston Purina Co.   Com Ral-Pur GP 751277302   30,281  1,086,317 SOLE              1,009,092            77,225
Royal Dutch Petro.   NY reg Gld1.25 780257804      941     15,543 SOLE                 14,977               566
Safeway Stores Inc.  Common         786514208      656     18,400 SOLE                 18,400
Sara Lee Corp.       Common         803111103      237     10,732 SOLE                 10,200               532
SBC Comm. Inc.       Common         78387G103      772     15,836 SOLE                 15,042               794
Schering Plough      Common         806605101      655     15,554 SOLE                 15,554
Schlumberger Ltd.    Common         806857108    7,697    136,830 SOLE                130,582             6,248
Seagate Technology   Common         811804103   33,480    719,041 SOLE                675,491            43,550
Sprint Corp.         Com fon group  852061100   12,663    188,125 SOLE                170,475            17,650
Sun Microsystems     Common         866810104   14,540    187,766 SOLE                174,416            13,350
Sybron Corp.         Common         87114F106      534     21,620 SOLE                 21,520               100
Texas Instruments    Common         882508104   10,237    105,944 SOLE                 98,319             7,625
Time Warner, Inc.    Common         887315109   13,047    180,116 SOLE                166,766            13,350
Transocean Sedco ForeCommon         G90078109      891     26,439 SOLE                 25,235             1,204
Tyco Intl. Ltd.      Common         902124106   16,866    432,470 SOLE                401,470            31,000
U.S. Industries Inc. Common         912080108    1,620    115,687 SOLE                114,375             1,312
Walgreen Co.         Common         931422109    1,831     62,610 SOLE                 61,960               650
Walmart Stores, Inc. Common         931142103      802     11,600 SOLE                 11,300               300
Walt Disney Co.      Common         254687106      345     11,800 SOLE                 11,350               450
Warner-Lambert Co.   Common         934488107      617      7,525 SOLE                  7,525
Washington Mutual    Common         939322103      922     35,625 SOLE                 34,975               650
Williams Co. Inc.    Common         969457100   23,884    781,475 SOLE                723,975            57,500
Xerox Corp.          Common         984121103      532     23,430 SOLE                 23,030               400

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